Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Summary of total stock-based compensation expenses

The Company recorded share-based compensation expense in the following expense categories in the consolidated statements of operations for the years ended June 30, 2022, 2021 and 2020 (in thousands):

	Twelve Months Ended June 30,
	2022	2021	2020
Research and development	$345	$683	$568
General and administrative	4,276	1,903	591
	$4,621	$2,586	$1,159

Summary of stock Option Pricing Model Assumption

For the years ended June 30, 2022, 2021, and 2020, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Twelve Months Ended June 30,
	2022	2021	2020
Expected term (in years)	5.6	5.9	5.7
Expected volatility	61.4%	70.2%	63.7%
Risk-free rate	1.3%	0.8%	1.7%
Dividend yield	—%	—%	—%

Summary of option activity

The following table summarizes the stock option granted to employees and non-employees for the year ended June 30, 2022:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2021	4,265,958	$4.73	8.2
Granted	555,000	$9.59
Exercised	(100,724)	$1.89
Forfeited	(165,333)	$7.34
Outstanding at June 30, 2022	4,554,901	$5.34	8.1
Exercisable at June 30, 2022	3,368,195	$3.72	7.0
Vested and expected to vest at June 30, 2022	4,554,901	$5.34	8.1